Segment And Geographic Information (Schedule Of Other Significant Items) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Segment Reporting Information [Line Items]
Depreciation and amortization	¥ 1,462,235	¥ 1,766,325	¥ 1,827,998
Capital investments for segment assets	1,700,027	1,687,206	1,817,523
Point program expenses	94,732	60,274	77,843
Impairment losses - Other	20,558	28,002	38,739
Impairment losses - Goodwill	53,294	4,719	3,464
Long Distance And International Communications Business
Segment Reporting Information [Line Items]
Impairment losses - Goodwill	53,294	4,719
Mobile Communications Business
Segment Reporting Information [Line Items]
Point program expenses	94,291
Operating Segments
Segment Reporting Information [Line Items]
Depreciation and amortization	1,458,833	1,761,949	1,823,213
Operating Segments | Regional Communications Business
Segment Reporting Information [Line Items]
Depreciation and amortization	586,772	699,686	734,518
Capital investments for segment assets	583,358	622,131	666,164
Point program expense and reversal of allowance	(467)	1,757	8,803
Impairment losses - Other	1,439	5,237	1,640
Operating Segments | Long Distance And International Communications Business
Segment Reporting Information [Line Items]
Depreciation and amortization	171,670	177,818	162,610
Capital investments for segment assets	244,859	227,564	197,971
Point program expenses	908	685	1,335
Impairment losses - Other	12,580	6,639	1,732
Impairment losses - Goodwill	53,294	4,719	3,464
Operating Segments | Mobile Communications Business
Segment Reporting Information [Line Items]
Depreciation and amortization	455,779	629,502	663,344
Capital investments for segment assets	597,078	595,264	661,862
Point program expenses	94,291	57,832	67,705
Impairment losses - Other	2,242	9,187	30,161
Operating Segments | Data Communications Business
Segment Reporting Information [Line Items]
Depreciation and amortization	155,352	150,242	148,927
Capital investments for segment assets	158,140	134,030	141,041
Impairment losses - Other	2,154	1,620	2,358
Operating Segments | Other
Segment Reporting Information [Line Items]
Depreciation and amortization	89,260	104,701	113,814
Capital investments for segment assets	116,592	108,217	150,485
Impairment losses - Other	2,143	5,319	2,848
Consolidation, Eliminations
Segment Reporting Information [Line Items]
Depreciation and amortization	¥ 3,402	¥ 4,376	¥ 4,785